Annual Operating Expenses - SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO - SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO - Select Enterprise Technology Services Portfolio - Select Enterprise Technology Services Portfolio
Apr. 29, 2025
Operating Expenses:
Management fee	0.65%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%
Total annual operating expenses	0.66%